Business Combinations and Divestitures (Details) (USD $)	0 Months Ended		3 Months Ended						0 Months Ended	11 Months Ended		12 Months Ended		0 Months Ended
	Nov. 19, 2012	Sep. 01, 2011	Jun. 30, 2011	Jun. 30, 2013	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 19, 2012 Dollar Thrifty Automotive Group Inc.	Nov. 19, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 01, 2011 Donlen Corporation	Dec. 31, 2012 Series of Individually Immaterial Business Acquisitions location	Nov. 19, 2012 Trade name Dollar Thrifty Automotive Group Inc.	Nov. 19, 2012 Concessions Dollar Thrifty Automotive Group Inc.
Acquisition
Per share price									$ 87.50	$ 87.50
Recognized identifieable assets acquired, goodwill and liabiliteis assumed, net									$ 2,592,000,000	$ 2,592,000,000	$ 250,000,000
Payments to acquire business	2,551,000,000								2,551,000,000
Cash and equivalents acquired in acquisition									404,000,000	404,000,000
Equity interest in acquiree, fair value									41,000,000	41,000,000
Remeasurement gain	8,400,000
Proceeds from issuance of debt										1,950,000,000
Aggregate maximum borrowings						1,950,000,000
Other intangible assets									1,546,000,000	1,546,000,000	75,000,000		1,140,000,000	406,000,000
Useful life (in years)														9 years
Goodwill				1,366,300,000	1,341,872,000		392,094,000	328,600,000	885,000,000	885,000,000	51,100,000
Percentage of voting interests acquired											100.00%
Consideration transferred											250,000,000
Provisional information, initial accounting incomplete, adjustment, consideration transferred		$ 2,400,000	$ (2,400,000)
Number of Businesses Acquired												19